Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets

Intangible assets subject to amortization acquired during the years ended December 31, 2014 and 2013, including those recorded from businesses acquired, totaled ¥62,189 million and ¥42,630 million, which primarily consist of software of ¥54,686 million and ¥37,419 million, respectively. The weighted average amortization periods for intangible assets in total acquired during the years ended December 31, 2014 and 2013 are approximately 5 years and 4 years, respectively. The weighted average amortization periods for software acquired during the years ended December 31, 2014 and 2013 are approximately 4 years.

The components of intangible assets subject to amortization at December 31, 2014 and 2013 were as follows:

	December 31, 2014		December 31, 2013
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥312,069	¥185,885	¥271,425	¥167,411
Customer relationships	53,494	46,713	50,792	39,957
Patented technologies	13,059	9,052	29,067	24,027
License fees	11,765	7,860	13,194	7,902
Other	36,625	18,281	32,319	16,094

	¥427,012	¥267,791	¥396,797	¥255,391

Aggregate amortization expense for the years ended December 31, 2014, 2013 and 2012 was ¥49,741 million, ¥52,015 million and ¥46,160 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥41,498 million in 2015, ¥32,853 million in 2016, ¥22,583 million in 2017, ¥14,115 million in 2018, and ¥8,457 million in 2019.

Intangible assets not subject to amortization other than goodwill at December 31, 2014 were ¥18,067 million, which primarily consist of in-process research and development recorded from businesses acquired. Intangible assets not subject to amortization other than goodwill at December 31, 2013 were not significant.

Goodwill is included in other assets in the consolidated balance sheets. For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2014 and 2013 were as follows:

	Year ended December 31, 2014
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥139,412	¥13,877	¥8,351	¥161,640
Goodwill acquired during the year	3,971	7,424	32,736	44,131
Translation adjustments and other	1,952	479	3,134	5,565

Balance at end of year	¥145,335	¥21,780	¥44,221	¥211,336

	Year ended December 31, 2013
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥111,348	¥12,674	¥6,821	¥130,843
Goodwill acquired during the year	4,083	—	—	4,083
Translation adjustments and other	23,981	1,203	1,530	26,714

Balance at end of year	¥139,412	¥13,877	¥8,351	¥161,640